Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013 Reporting_Unit Segment Contract	Sep. 30, 2013	Sep. 30, 2013 Reporting_Unit Contract Segment	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Number of contracts	3		3
Maturity period of cash and cash equivalents	3 months		3 months
Number of segments	1		1
Number of reporting units	2		2
Changes to goodwill during period			$ 0	$ 0	$ 0
Goodwill impairment	0	0	0
Intangible assets, net	1,735,000	2,040,000	2,040,000	5,242,000
Intangible assets, amortization period			1 year 7 months 6 days
Equity market information	There is no public market for Alion?s redeemable common stock and therefore no observable price for its equity, individually or in the aggregate.
Benefit from decreased share redemption obligation	67,500,000		67,500,000
Redeemable common stock	$ 61,896,000	$ 61,895,000	$ 61,895,000	$ 110,740,000
Percentage of receivables due from commercial customers	21.00%	22.00%	22.00%
Secured Notes and Warrants [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Maturity of debt	Nov. 01, 2014		Nov. 01, 2014
Unsecured Notes [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Maturity of debt	Feb. 01, 2015		Feb. 01, 2015
Revolving Credit Facility [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Expiration date of agreement	Aug. 22, 2014		Aug. 22, 2014
Minimum [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Percentage of income tax benefit	50.00%		50.00%
Maximum [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Intangible assets, amortization period	1 year 6 months
Software [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	3 years		3 years
Equipment [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	5 years		5 years